Offerings - Offering: 1	Oct. 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Proposed Maximum Offering Price per Unit	55.24
Maximum Aggregate Offering Price	$ 27,620,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,402.94
Offering Note
Represents the maximum number of shares of common stock, par value $.01 per share (“Common Stock”), issuable pursuant to the Polaris 401(k) Retirement Savings Plan (the “Plan”) being registered hereon. Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this Registration Statement shall also include any additional shares of Common Stock of Polaris Inc. (the “Registrant”) that may become issuable by reason of stock dividends, stock splits, recapitalization or similar transactions.
Pursuant to Rule 416(c) of the Securities Act, this Registration Statement also covers an indeterminate number of interests to be offered or sold pursuant to the Plan.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Common Stock as reported by the New York Stock Exchange on October 23, 2026, which date is within five business days prior to the filing of this Registration Statement.